Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible assets
Goodwill and Intangible assets

8Goodwill and Intangible assets

The Company has recognized goodwill of RMB37,785 and RMB37,785 (US$5,403) as of December 31, 2024 and 2025, respectively, as part of the business acquisition of Wuhan SendCloud Technology Co., Ltd., (“SendCloud”). There were no impairment charges in the carrying amount of goodwill during the years ended December 31, 2023, 2024 and 2025.

Intangible assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Computer software, systems and technology	14,814	15,238	2,179
Brand	10,300	10,300	1,473
Customer relationships	13,800	13,800	1,973
Less: Accumulated amortization	(25,147)	(29,372)	(4,200)
Total intangible assets, net	13,767	9,966	1,425

No impairment charges were recognized on intangible assets for the years ended December 31, 2023, 2024 and 2025, respectively.

The weighted average amortization period of intangible assets were 5.9 years, 5.9 years and 5.8 years for the years ended December 31, 2023, 2024 and 2025, respectively.

Amortization expense of intangible assets were RMB6,223, RMB4,648 and RMB4,225 (US$604) for the years ended December 31, 2023, 2024 and 2025, respectively.

8Goodwill and Intangible assets (continued)

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2026	4,128	590
2027	1,524	218
2028	1,035	148
2029	1,030	147
2030	1,030	147

There were no intangible assets with an indefinite useful life as of December 31, 2024 and 2025.